Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
NET INCOME (LOSS)	$ (20,194)	$ (12,403)	$ (12,044)
OTHER COMPREHENSIVE INCOME (LOSS), NET OF TAX
Foreign currency translation adjustment	(135)	0	0
COMPREHENSIVE INCOME (LOSS)	(20,329)	(12,403)	(12,044)
Comprehensive (income) loss attributable to noncontrolling interests	358	8,860	10,852
Net (income) loss attributable to redeemable noncontrolling interests	1,484	1,147	2
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO THE COMPANY	$ (18,487)	$ (2,396)	$ (1,190)